Cover	Apr. 11, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 11, 2022
Entity Registrant Name	CarLotz, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38818
Entity Tax Identification Number	83-2456129
Entity Address, Address Line One	611 Bainbridge Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23224
City Area Code	804
Local Phone Number	728-3833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001759008
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LOTZ
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per shar
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	LOTZW
Security Exchange Name	NASDAQ